Paras Madho
Director
*Securities Operations*

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

**NYSE Euronext**

CERTNYS
001-13913

April 15, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Waddell & Reed Financial, Inc., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 14, 2009.

Sincerely,

Paras Madho